Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BQMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for recent performance information.
Net Assets	$ 96,762,737
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 296,005
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$96,762,737
Number of Holdings	35
Net Advisory Fee	$296,005
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2025)

Top 10 Issuers	(%)
Arista Networks, Inc.	6.4%
Fastenal Co.	5.2%
Tractor Supply Co.	5.1%
Amphenol Corp.	4.8%
IDEXX Laboratories, Inc.	4.7%
ResMed, Inc.	4.4%
The Hershey Co.	3.8%
Copart, Inc.	3.8%
Tyler Technologies, Inc.	3.6%
Monster Beverage Corp.	3.4%
Sector Breakdown*
[2]
Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Quality Large Cap Fund
Class Name	Institutional Class
Trading Symbol	BQLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bright Rock Quality Large Cap Fund (the “Fund”) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.78%
[3]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for recent performance information.
Net Assets	$ 414,541,628
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 1,142,514
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$414,541,628
Number of Holdings	42
Net Advisory Fee	$1,142,514
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	7.8%
Alphabet, Inc.	7.7%
Mastercard, Inc.	4.3%
iShares U.S. Energy ETF	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Apple, Inc.	3.1%
TJX Cos., Inc.	3.0%
Chubb Ltd.	3.0%
Charles Schwab Corp.	2.9%
Union Pacific Corp.	2.9%
Sector Breakdown*
[4]
Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.